NOTE 5 - RIGHT OF USE ASSETS AND LEASE LIABILITIES: Lessee, Operating Lease, Disclosure (Tables)	Sep. 30, 2023
September 30, 2023
Lessee, Operating Lease, Disclosure

Supplemental statements of operations information related to leases are as follows:

Months Ended
September 30, 2023
Lease Cost
Cash paid for amounts included in the measurement of lease liabilities for the first quarter 2022	$-
Weighted average remaining lease term – operating leases (in years)	1.33
Average discount rate – operating leases	9.8%

September 30, 2023
Operating leases
Right-of-use assets, net of amortization of $75,142	$86,279

Short-term operating lease liabilities	$(62,989)
Long-term operating lease liabilities	(26,187)
Total operating lease liabilities	$(89,176)

The following table summarizes the future undiscounted cash payments reconciled to the lease liability:

Year Ending	Operating Leases
2022 (remaining eleven months)	$-
2023	16,779
2024	69,635
2025	5,822
2026 and thereafter	-
Total lease payments	$92,182
Less: Imputed interest/present value discount	$(3,005)
Present value of lease liabilities	$89,176

December 31, 2022
Lessee, Operating Lease, Disclosure
2023	$ 68,042
2024	$ 70,883
2025	$ 5,926
Total	$ 144,851